Operating Expense	12 Months Ended
Dec. 31, 2022
Operating Expense [Abstract]
Operating Expense	OPERATING EXPENSES

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2020/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(59,097)	(1,876)	(39,216)	(11,554)	(5,465)	(985)	—
General and administrative expenses	(14,270)	(202)	(92)	(6,936)	(6,545)	(495)	—
Marketing and market access expenses	(11,216)	(7)	(2)	(1,298)	(9,818)	(90)	—
Reorganization and restructuring income (expenses)	(5,308)	—	—	8	(2,141)	(3,175)	—
Other operating expenses	(764)	—	—	—	(684)	—	(80)
TOTAL	(90,655)	(2,085)	(39,310)	(19,779)	(24,655)	(4,746)	(80)

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2021/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,166)	(1,305)	(18,808)	(8,192)	(4,593)	(2,247)	(19)
General and administrative income (expenses)	(16,153)	(161)	(85)	(7,379)	(8,003)	(541)	15
Marketing and market access expenses	(1,539)	(1)	(1)	(783)	(741)	(13)	—
Reorganization and restructuring income (expenses)	(142)	(5)	—	—	(2,343)	2,206	—
Other operating income (expenses)	(763)	—	—	—	(338)	4	(429)
TOTAL	(53,763)	(1,472)	(18,895)	(16,354)	(16,019)	(591)	(433)

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2022/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,818)	(1,876)	(17,407)	(10,029)	(5,177)	(1,328)	—
General and administrative expenses	(16,405)	(248)	(71)	(6,772)	(9,168)	(146)	—
Marketing and market access expenses	(992)	(3)	(1)	(565)	(416)	(6)	—
Reorganization and restructuring income (expenses)	11	—	—	—	—	11	—
Other operating income (expenses)	(652)	—	—	—	(667)	—	16
TOTAL	(53,855)	(2,128)	(17,479)	(17,366)	(15,429)	(1,469)	16

Research and development expenses at each reporting date take into account estimates for ongoing activities subcontracted as part of the clinical trials and not yet invoiced, on the basis of detailed information provided by subcontractors and reviewed by the Group’s internal departments. The accuracy of these estimates for some types of expenses improves with the progression of the trials and the review of their determination methods. For regulatory reasons, research services for clinical trials and the production of active ingredients and therapeutic units are contracted out to third parties.
The "Other expenses (maintenance, fees, travel, taxes...)" mainly includes:
•Legal fees, audit and accounting fees;
•Advisor fees (banking, press relations, communication, IT, market access, marketing, scientific advising);
•Intellectual property expenses, including in particular the charges and fees incurred by the Company for patent applications and maintenance;
•Expenses related to insurance, notably those triggered by the Company listing on the Nasdaq since 2019;
•Expenses related to the rental, use, and maintenance of the Group's premises;
•Expenses related to external personnel contracted out to the company (safety and security, front desk, clinical and IT services); and
•Expenses related to travel and conferences, including mainly employee travel costs as well as scientific, medical, financial and business development conference registration fees.
2022 Activity
Research and Development Expenses
The increase in research and development costs is generally explained by the increase in costs related to new programs and product candidates, in particular NTZ, VS-01 and GNS 561, offset by the sharp reduction in study costs related to RESOLVE-IT.
General and Administrative Expenses
The increase in general and administrative expenses is broadly explained by the increase in costs related to liability insurance, the increase in costs related to consulting fees, and other charges in the normal course of business.
Marketing and Market Access Expenses
This decrease is mainly explained by the decrease in marketing activity in the United States and France.
Reorganization and Restructuration Expenses
For the year ended December 31, 2022, reorganization and restructuration expenses were not significant.
Employee expenses
Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
Wages and salaries	(13,570)	(10,328)	(12,188)
Social security costs	(5,047)	(4,775)	(4,765)
Changes in pension provision	74	(154)	(169)
Employee profit-sharing	—	(628)	—
Share-based compensation	(1,236)	(470)	(245)
TOTAL	(19,779)	(16,354)	(17,366)

Number of employees at year-end	Year ended
	2020/12/31	2021/12/31	2022/12/31
Average number of employees	193	122	133
Number of employees
Research and development	66	55	73
Services related to research and development	16	18	18
Administration and management	43	47	55
Marketing and commercial	5	2	2
TOTAL	130	122	148
The increase in employee expenses resulted mainly from an increase in workforce of the average headcount from 122 in 2021 to 133 in 2022.
As the Company recorded a net profit in 2021, it granted a profit-sharing plan to its employees in accordance with the French Law, totaling €(628). As the Company recorded a net loss in 2022, there was no profit sharing in said year.

Research and development expenses
Accounting policies
Research and development expenses
Research expenses are recorded in the financial statements as expenses.
In accordance with IAS 38, Intangible Assets, development expenses are recognized as intangible assets only if all the following criteria are met:
•Technical feasibility necessary for the completion of the development project;
•Intention on the Group's part to complete the project and to utilize it;
•Capacity to utilize the intangible asset;
•Proof of the probability of future economic benefits associated with the asset;
•Availability of the technical, financial, and other resources for completing the project; and
•Reliable evaluation of the expenses attributed to the intangible asset during its development.
As of the date of these financial statements these criteria have not all been met.
Classification of operating expenses
Research and development expenses include:
•employee-related costs;
•costs related to external employees seconded to the Company (such as clinical development, biometrics and IT…);
•lab supplies and facility costs;
•fees paid to scientific advisers and contracted research and development activities conducted by third parties;
•intellectual property fees corresponding to the filing of the Group's patents, and
•provision and reversals of provisions in relation to the Research Tax Credit dispute.